Portfolio of investments—January 31, 2026 (unaudited)
Portfolio of investments

	Shares	Value
Investment companies: 97.34%
Affiliated master portfolios: 22.60%
Allspring Core Bond Portfolio		$48,551,596
Allspring Disciplined International Developed Markets Portfolio		158,322,568
Allspring Real Return Portfolio		95,711,697
Allspring Small Company Value Portfolio		44,428,570
		347,014,431
Exchange-traded funds: 49.87%
Allspring Broad Market Core Bond ETF♠	4,451,994	111,856,349
Allspring Core Plus ETF♠	6,137,739	153,290,032
Allspring Income Plus ETF♠	2,204,832	55,749,177
Allspring LT Large Growth ETF♠	3,753,147	111,993,906
Allspring Special Large Value ETF♠	6,192,492	179,867,123
iShares Core MSCI EAFE ETF	203,756	19,163,252
iShares J.P. Morgan USD Emerging Markets Bond ETF	418,757	40,443,549
iShares MSCI Brazil ETF	1,117,289	41,384,384
iShares MSCI Global Gold Miners ETF	185,380	14,971,289
iShares MSCI South Korea ETF	302,031	36,971,615
		765,690,676
Multi-asset funds: 5.12%
Allspring Diversified Income Builder Fund Class R6♠	12,100,718	78,533,662
Stock funds: 19.75%
Allspring Disciplined U.S. Core Fund Class R6♠	7,266,936	199,404,727
Allspring Emerging Markets Equity Advantage Fund Class R6♠	3,216,095	52,229,378
Allspring Emerging Markets Equity Fund Class R6♠	1,378,548	51,530,115
		303,164,220
Total investment companies (Cost $1,228,792,045)		1,494,402,989

		Yield
Short-term investments: 0.56%
Investment companies: 0.56%
Allspring Government Money Market Fund Select Class♠∞		3.63%	8,620,256	8,620,256
Total short-term investments (Cost $8,620,256)				8,620,256
Total investments in securities (Cost $1,237,412,301)	97.90%			1,503,023,245
Other assets and liabilities, net	2.10			32,269,868
Total net assets	100.00%			$1,535,293,113

♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
See accompanying notes to portfolio of investments
Allspring Asset Allocation Fund | 1

Portfolio of investments—January 31, 2026 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses) on affiliated Underlying Funds	Net change in unrealized gains (losses) on affiliated Underlying Funds	Value, end of period
Investment companies
Allspring Broad Market Core Bond ETF	$108,225,047	$2,855,811	$0	$0	$775,491	$111,856,349
Allspring Core Plus ETF	150,766,276	1,491,414	0	0	1,032,342	153,290,032
Allspring Disciplined U.S. Core Fund Class R6	195,573,112	10,715,956	(44,911,482)	15,730,120	22,297,021	199,404,727
Allspring Diversified Income Builder Fund Class R6	0	76,842,970	0	0	1,690,692	78,533,662
Allspring Emerging Growth Fund Class R6†	15,546,208	0	(17,214,807)	966,669	701,930	0
Allspring Emerging Markets Equity Advantage Fund Class R6	39,226,971	1,221,734	(1,641,341)	245,441	13,176,573	52,229,378
Allspring Emerging Markets Equity Fund Class R6	39,387,642	1,005,571	(2,370,176)	357,610	13,149,468	51,530,115
Allspring Income Plus ETF	54,679,494	126,930	0	0	942,753	55,749,177
Allspring LT Large Growth ETF	111,596,448	0	(23,792,722)	4,235,285	19,954,895	111,993,906
Allspring Special Large Value ETF	178,912,313	0	(33,251,421)	5,712,053	28,494,178	179,867,123
Short-term investments
Allspring Government Money Market Fund Select Class	2,500,000	172,336,823	(166,216,567)	0	0	8,620,256
				$27,247,178	$102,215,343	$1,003,074,725

	Shares, end of period	Dividends from affiliated Underlying Funds	capital gain distributions from affiliated Underlying Funds
Investment companies
Allspring Broad Market Core Bond ETF	4,451,994	$4,387,604	$358,742
Allspring Core Plus ETF	6,137,739	6,394,785	918,758
Allspring Disciplined U.S. Core Fund Class R6	7,266,936	1,509,579	9,206,378
Allspring Diversified Income Builder Fund Class R6	12,100,718	1,174,490	0
Allspring Emerging Growth Fund Class R6†	0	0	0
Allspring Emerging Markets Equity Advantage Fund Class R6	3,216,095	1,221,734	0
Allspring Emerging Markets Equity Fund Class R6	1,378,548	1,005,571	0
Allspring Income Plus ETF	2,204,832	2,360,090	197,707
Allspring LT Large Growth ETF	3,753,147	160,263	0
Allspring Special Large Value ETF	6,192,492	1,765,529	0
Short-term investments
Allspring Government Money Market Fund Select Class	8,620,256	1,008,982	0
		$20,988,627	$10,681,585

†	Non-income-earning security
See accompanying notes to portfolio of investments
2 | Allspring Asset Allocation Fund

Portfolio of investments—January 31, 2026 (unaudited)

Transactions with the affiliated Master Portfolios were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on investments allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on investments allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Affiliated Income Allocated from affiliated Master Portfolios	Value, end of period
Allspring Core Bond Portfolio	1.61%	1.04%	$106,226	$723,816	$0	$2,397,338	$56,531	$48,551,596
Allspring Disciplined International Developed Markets Portfolio	56.38	56.00	9,167,850	21,856,528	2,728,552	8,593	83,220	158,322,568
Allspring Real Return Portfolio	28.43	24.63	1,246,205	10,671,054	301,894	936,555	691,667	95,711,697
Allspring Small Company Growth Portfolio*	3.13	0.00	360,943	1,810,790	13,428	0	2,091	0
Allspring Small Company Value Portfolio	6.35	7.16	3,743,538	4,104,784	512,288	222	11,589	44,428,570
			$14,624,762	$39,166,972	$3,556,162	$3,342,708	$845,098	$347,014,431

*	Liquidated on October 17, 2025
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
Volatility Index	1,865	2-18-2026	$36,338,553	$35,518,552	$0	$(820,001)
OMX Stockholm 30 Index	917	2-20-2026	31,079,609	31,162,043	82,434	0
Australian Dollar Futures	683	3-16-2026	45,461,585	47,618,760	2,157,175	0
10-Year U.S. Treasury Notes	56	3-20-2026	6,318,524	6,262,375	0	(56,149)
E-Mini NASDAQ 100 Index	90	3-20-2026	45,831,924	46,206,000	374,076	0
E-Mini S&P 500 Index	21	3-20-2026	7,233,179	7,314,038	80,859	0
Euro STOXX 50 Index	654	3-20-2026	46,717,116	46,133,259	0	(583,857)
MSCI Emerging Markets Index	618	3-20-2026	43,439,931	46,992,720	3,552,789	0
U.S. Long Term Bond	28	3-20-2026	3,262,722	3,223,500	0	(39,222)
2-Year U.S. Treasury Notes	1,882	3-31-2026	392,640,335	392,382,298	0	(258,037)
5-Year U.S. Treasury Notes	2,877	3-31-2026	313,972,401	313,390,712	0	(581,689)
Short
British Pound Futures	(899)	3-16-2026	(75,327,522)	(76,960,019)	0	(1,632,497)
Euro Futures	(411)	3-16-2026	(60,205,280)	(61,100,287)	0	(895,007)
Ultra 10-Year U.S. Treasury Notes	(796)	3-20-2026	(91,215,174)	(90,868,375)	346,799	0
Ultra U.S. Treasury Bond	(972)	3-20-2026	(115,442,292)	(114,149,250)	1,293,042	0
					$7,887,174	$(4,866,459)
See accompanying notes to portfolio of investments
Allspring Asset Allocation Fund | 3

Notes to portfolio of investments—January 31, 2026 (unaudited)
Notes to portfolio of investments
The Fund is a fund-of-funds that invests in various affiliated and unaffiliated mutual funds and exchange-traded funds (collectively, the “Underlying Funds”) employing a multi-asset, multi-style investment approach designed to reduce the price and return volatility of the Fund and to provide more consistent returns. The Fund may also invest directly in securities. Investments in affiliated mutual funds may also include investments in one or more separate diversified portfolios (collectively, the “affiliated Master Portfolios”) of Allspring Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Investments in the affiliated Master Portfolios are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates, security values and foreign exchange rates and is subject to interest rate risk, equity price risk and foreign currency risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in
4 | Allspring Asset Allocation Fund

Notes to portfolio of investments—January 31, 2026 (unaudited)
active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Investment companies	$1,147,388,558	$0	$0	$1,147,388,558
Short-term investments
Investment companies	8,620,256	0	0	8,620,256
Investments measured at net asset value*				347,014,431
	1,156,008,814	0	0	1,503,023,245
Futures contracts	7,887,174	0	0	7,887,174
Total assets	$1,163,895,988	$0	$0	$1,510,910,419
Liabilities
Futures contracts	$4,866,459	$0	$0	$4,866,459
Total liabilities	$4,866,459	$0	$0	$4,866,459

*
Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The aggregated affiliated Master Portfolios valued at $347,014,431 do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of investments. All other assets and liabilities are reported at their market value at measurement date.
As of January 31, 2026, $33,254,102 was segregated as cash collateral for these open futures contracts.
At January 31, 2026, the Fund did not have any transfers into/out of Level 3.
The investment objective of each affiliated Master Portfolio is as follows:
Affiliated Master Portfolio	Investment objective
Allspring Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation
Allspring Disciplined International Developed Markets Portfolio	Seeks long-term capital appreciation
Allspring Real Return Portfolio	Seeks returns that exceed the rate of inflation over the long-term
Allspring Small Company Growth Portfolio*	Seeks long-term capital appreciation
Allspring Small Company Value Portfolio	Seeks long-term capital appreciation
* Liquidated on October 17, 2025
Allspring Asset Allocation Fund | 5